Note 7 - Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Physical forward contracts and options (i)	$48,380	$(224,974)
Financial swap contracts and options (ii)	28,121	(15,635)
Foreign exchange forward contracts	(6,051)	(227)
Share swap	-	836
Unrealized foreign exchange on 6.5% convertible bond	12,218	5,815
Weather derivatives (iii)	(2,381)	(3,021)
Other derivative options	(2,938)	(4,793)
Unrealized gain (loss) of derivative instruments and other	$77,349	$(241,999)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$46,342	$20,298	$41,935	$40,983
Financial swap contracts and options (ii)	5,738	1,823	32,032	16,447
Foreign exchange forward contracts	1,349	155	-	-
Weather derivatives (iii)	593	-	2,341	270
Other derivative options	1,050	4,653	3,344	-
As at June 30, 2020	$55,072	$26,929	$79,652	$57,700
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)
Physical forward contracts and options (i)	$24,549	$17,673	$57,461	$51,836
Financial swap contracts and options (ii)	6,915	1,492	53,917	24,432
Foreign exchange forward contracts	4,519	3,036	-	-
Weather derivatives (iii)	-	-	280	-
Other derivative options	370	6,591	1,780	-
As at March 31, 2020	$36,353	$28,792	$113,438	$76,268

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$82,001	$82,001
Derivative financial liabilities	-	(25,377)	(111,975)	(137,352)
Total net derivative financial assets (liabilities)	$-	$(25,377)	$(29,974)	$(55,351)
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$65,145	$65,145
Derivative financial liabilities	-	(38,676)	(151,030)	(189,706)
Total net derivative financial assets (liabilities)	$-	$(38,676)	$(85,885)	$(124,561)

Disclosure of fair value measurement of liabilities [text block]
	Three months ended	Year ended
	June 30, 2020	March 31, 2020
Balance, beginning of period	$(85,885)	$17,310
Total gains	(23,041)	(3,822)
Purchases	3,687	(43,663)
Sales	(7,988)	14,549
Settlements	83,253	(70,259)
Balance, end of period	$(29,974)	$(85,885)

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$559,441	$559,441	$559,441	$-	$-	$-
Long-term debt 1	782,256	822,902	263,592	263,105	296,205	-
Gas, electricity and non-commodity contracts	137,352	2,938,427	1,125,798	1,386,530	325,257	100,842
	$1,479,049	$4,320,770	$1,948,831	$1,649,635	$621,462	$100,842

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$42,895	$68,417	$5,834	$-